BANK LOAN (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Bank Loan [Abstract]
Bank loan, unsecured at $80,000 principal, repayable in monthly instalments of $829 with an annual interest rate of 2%, maturing Nov 29, 2026.	$ 77,256	$ 79,481
Less: current portion	(8,327)	(8,465)
Long-term note payable	$ 68,929	$ 71,016